Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Jan. 31, 2018	Feb. 01, 2017
Disclosure Of Other Financial Liabilities [abstract]
Dealer holdback programs and customers deposits	$ 96.9	$ 82.0	$ 78.1
Due to Bombardier Inc.	22.3	22.0	22.2
Derivative financial instruments	8.9	10.0	10.0
Due to a pension management company	2.3	2.7	5.1
Financial liability related to NCIB		38.6
Other	6.3	6.0	8.0
Total other financial liabilities	136.7	161.3	123.4
Current	108.3	133.5	94.7
Non-current	28.4	27.8	28.7
Total other financial liabilities	$ 136.7	$ 161.3	$ 123.4